Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	30 Months Ended	35 Months Ended	54 Months Ended	60 Months Ended	74 Months Ended	78 Months Ended		120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000077805
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000174760
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000001642
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail
C000196933
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000196932
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail
C000198571
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TA Shares
C000095862
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000165215
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000095861
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail
C000216734
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000216732
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000216733
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail
C000077806
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000174761
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000065146
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail
C000112441
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000174764
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000112440
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail
C000200240
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000200241
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000200239
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail
C000077807
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000174762
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000073358
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail
C000227030
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000227028
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000227029
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail
C000082257
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000165214
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000082256
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail
C000196928
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000196929
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000196927
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail
C000233228
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000233226
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000233227
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail
Without Sales Load [Member] | C000077805
Average Annual Return [Line Items]
Average Annual Return, Percent		(7.51%)				23.62%				16.98%
Without Sales Load [Member] | C000174760
Average Annual Return [Line Items]
Average Annual Return, Percent		(7.51%)				23.61%				16.97%
Without Sales Load [Member] | C000001642
Average Annual Return [Line Items]
Average Annual Return, Percent		(7.74%)				23.29%				16.67%
Without Sales Load [Member] | C000196933
Average Annual Return [Line Items]
Average Annual Return, Percent		8.29%				12.29%		12.12%
Without Sales Load [Member] | C000196932
Average Annual Return [Line Items]
Average Annual Return, Percent		8.00%				12.00%		11.85%
Without Sales Load [Member] | C000198571
Average Annual Return [Line Items]
Average Annual Return, Percent		8.29%				12.28%		12.11%
Without Sales Load [Member] | C000095862
Average Annual Return [Line Items]
Average Annual Return, Percent		8.47%				1.96%				2.31%
Without Sales Load [Member] | C000165215
Average Annual Return [Line Items]
Average Annual Return, Percent		8.39%				1.95%				2.31%
Without Sales Load [Member] | C000095861
Average Annual Return [Line Items]
Average Annual Return, Percent		8.15%				1.69%				2.04%
Without Sales Load [Member] | C000216734
Average Annual Return [Line Items]
Average Annual Return, Percent		19.87%			9.41%
Without Sales Load [Member] | C000216732
Average Annual Return [Line Items]
Average Annual Return, Percent		19.95%			9.43%
Without Sales Load [Member] | C000216733
Average Annual Return [Line Items]
Average Annual Return, Percent		19.54%			9.15%
Without Sales Load [Member] | C000077806
Average Annual Return [Line Items]
Average Annual Return, Percent		5.46%				23.24%				15.45%
Without Sales Load [Member] | C000174761
Average Annual Return [Line Items]
Average Annual Return, Percent		5.48%				23.26%				15.46%
Without Sales Load [Member] | C000065146
Average Annual Return [Line Items]
Average Annual Return, Percent		5.18%				22.93%				15.15%
Without Sales Load [Member] | C000112441
Average Annual Return [Line Items]
Average Annual Return, Percent		15.48%				4.93%				9.12%
Without Sales Load [Member] | C000174764
Average Annual Return [Line Items]
Average Annual Return, Percent		15.47%				4.93%				9.13%
Without Sales Load [Member] | C000112440
Average Annual Return [Line Items]
Average Annual Return, Percent		15.19%				4.67%				8.87%
Without Sales Load [Member] | C000200240
Average Annual Return [Line Items]
Average Annual Return, Percent		7.38%				12.22%	12.54%
Without Sales Load [Member] | C000200241
Average Annual Return [Line Items]
Average Annual Return, Percent		7.33%				12.21%	12.54%
Without Sales Load [Member] | C000200239
Average Annual Return [Line Items]
Average Annual Return, Percent		7.10%				11.94%	12.27%
Without Sales Load [Member] | C000077807
Average Annual Return [Line Items]
Average Annual Return, Percent		2.88%				4.50%				4.89%
Without Sales Load [Member] | C000174762
Average Annual Return [Line Items]
Average Annual Return, Percent		2.84%				4.48%				4.88%
Without Sales Load [Member] | C000073358
Average Annual Return [Line Items]
Average Annual Return, Percent		2.61%				4.24%				4.63%
Without Sales Load [Member] | C000227030
Average Annual Return [Line Items]
Average Annual Return, Percent		18.72%		(2.60%)
Without Sales Load [Member] | C000227028
Average Annual Return [Line Items]
Average Annual Return, Percent		18.69%		(2.56%)
Without Sales Load [Member] | C000227029
Average Annual Return [Line Items]
Average Annual Return, Percent		18.40%		(2.81%)
Without Sales Load [Member] | C000082257
Average Annual Return [Line Items]
Average Annual Return, Percent		6.90%				12.93%				8.88%
Without Sales Load [Member] | C000165214
Average Annual Return [Line Items]
Average Annual Return, Percent		6.90%				12.93%				8.89%
Without Sales Load [Member] | C000082256
Average Annual Return [Line Items]
Average Annual Return, Percent		6.66%				12.64%				8.61%
Without Sales Load [Member] | C000196928
Average Annual Return [Line Items]
Average Annual Return, Percent		6.77%				8.48%			7.63%
Without Sales Load [Member] | C000196929
Average Annual Return [Line Items]
Average Annual Return, Percent		6.78%				8.45%			7.62%
Without Sales Load [Member] | C000196927
Average Annual Return [Line Items]
Average Annual Return, Percent		6.59%				8.27%			7.40%
Without Sales Load [Member] | C000233228
Average Annual Return [Line Items]
Average Annual Return, Percent		40.45%	4.57%
Without Sales Load [Member] | C000233226
Average Annual Return [Line Items]
Average Annual Return, Percent		40.38%	4.49%
Without Sales Load [Member] | C000233227
Average Annual Return [Line Items]
Average Annual Return, Percent		40.03%	4.23%
Baron Index: Russell Midcap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Average Annual Return, Percent		15.05%				9.93%				10.51%
Baron Index: Russell Midcap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Average Annual Return, Percent		15.05%				9.93%				10.51%
Baron Index: Russell Midcap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Average Annual Return, Percent		15.05%				9.93%				10.51%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		24.56%				15.05%		13.55%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		24.56%				15.05%		13.55%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		24.56%				15.05%		13.55%
Baron Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent		12.55%				3.10%				2.79%
Baron Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent		12.55%				3.10%				2.79%
Baron Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent		12.55%				3.10%				2.79%
Baron Index: FactSet Global FinTech Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FactSet Global FinTech Index
Average Annual Return, Percent		5.14%			0.80%
Baron Index: FactSet Global FinTech Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FactSet Global FinTech Index
Average Annual Return, Percent		5.14%			0.80%
Baron Index: FactSet Global FinTech Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FactSet Global FinTech Index
Average Annual Return, Percent		5.14%			0.80%
Baron Index: Russell 2500 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Average Annual Return, Percent		9.02%				7.58%				8.77%
Baron Index: Russell 2500 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Average Annual Return, Percent		9.02%				7.58%				8.77%
Baron Index: Russell 2500 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Average Annual Return, Percent		9.02%				7.58%				8.77%
Baron Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent		19.38%				10.76%				8.43%
Baron Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent		19.38%				10.76%				8.43%
Baron Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent		19.38%				10.76%				8.43%
Baron Index: Russell 3000 Health Care Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Health Care Index
Average Annual Return, Percent		10.43%				10.22%	10.78%
Baron Index: Russell 3000 Health Care Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Health Care Index
Average Annual Return, Percent		10.43%				10.22%	10.78%
Baron Index: Russell 3000 Health Care Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Health Care Index
Average Annual Return, Percent		10.43%				10.22%	10.78%
Baron Index: MSCI ACWI ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent		11.62%				5.55%				3.84%
Baron Index: MSCI ACWI ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent		11.62%				5.55%				3.84%
Baron Index: MSCI ACWI ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent		11.62%				5.55%				3.84%
Baron Index: MSCI AC Asia ex Japan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC Asia ex Japan Index
Average Annual Return, Percent		12.89%		(3.38%)
Baron Index: MSCI AC Asia ex Japan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC Asia ex Japan Index
Average Annual Return, Percent		12.89%		(3.38%)
Baron Index: MSCI AC Asia ex Japan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC Asia ex Japan Index
Average Annual Return, Percent		12.89%		(3.38%)
Baron Index: MSCI USA IMI Extended Real Estate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA IMI Extended Real Estate Index
Average Annual Return, Percent		12.31%				8.18%				8.48%
Baron Index: MSCI USA IMI Extended Real Estate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA IMI Extended Real Estate Index
Average Annual Return, Percent		12.31%				8.18%				8.48%
Baron Index: MSCI USA IMI Extended Real Estate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA IMI Extended Real Estate Index
Average Annual Return, Percent		12.31%				8.18%				8.48%
Baron Index: MSCI US REIT Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US REIT Index
Average Annual Return, Percent		6.25%				2.68%			3.60%
Baron Index: MSCI US REIT Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US REIT Index
Average Annual Return, Percent		6.25%				2.68%			3.60%
Baron Index: MSCI US REIT Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US REIT Index
Average Annual Return, Percent		6.25%				2.68%			3.60%
Baron Index: MSCI ACWI Information Technology Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Information Technology Index
Average Annual Return, Percent		37.68%	11.04%
Baron Index: MSCI ACWI Information Technology Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Information Technology Index
Average Annual Return, Percent		37.68%	11.04%
Baron Index: MSCI ACWI Information Technology Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Information Technology Index
Average Annual Return, Percent		37.68%	11.04%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		23.13%				14.14%				12.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		23.13%				14.14%				12.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		23.13%				14.14%				12.15%
Baron Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent		19.38%				10.76%		9.04%
Baron Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent		19.38%				10.76%		9.04%
Baron Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent		19.38%				10.76%		9.04%
MSCI Emerging Markets IMI Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets IMI Growth Index
Average Annual Return, Percent		11.83%				4.01%				3.59%
MSCI Emerging Markets IMI Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets IMI Growth Index
Average Annual Return, Percent		11.83%				4.01%				3.59%
MSCI Emerging Markets IMI Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets IMI Growth Index
Average Annual Return, Percent		11.83%				4.01%				3.59%
Baron Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent		19.38%			9.91%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		24.56%			14.19%
Baron Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent		19.38%			9.91%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		24.56%			14.19%
Baron Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent		19.38%			9.91%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		24.56%			14.19%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		23.13%				14.14%				12.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		23.13%				14.14%				12.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		23.13%				14.14%				12.15%
Baron Index: MSCI ACWI Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Growth Index
Average Annual Return, Percent		24.70%				13.85%				11.15%
Baron Index: MSCI ACWI Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Growth Index
Average Annual Return, Percent		24.70%				13.85%				11.15%
Baron Index: MSCI ACWI Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Growth Index
Average Annual Return, Percent		24.70%				13.85%				11.15%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		23.13%				14.14%	13.52%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		23.13%				14.14%	13.52%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent		23.13%				14.14%	13.52%
Baron Index: MSCI ACWI ex USA IMI Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA IMI Growth Index
Average Annual Return, Percent		9.73%				5.49%				4.71%
Baron Index: MSCI ACWI ex USA IMI Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA IMI Growth Index
Average Annual Return, Percent		9.73%				5.49%				4.71%
Baron Index: MSCI ACWI ex USA IMI Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA IMI Growth Index
Average Annual Return, Percent		9.73%				5.49%				4.71%
Baron Index: MSCI AC Asia ex Japan IMI Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC Asia ex Japan IMI Growth Index
Average Annual Return, Percent		12.19%		(5.74%)
MSCI AC Asia Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC Asia Index
Average Annual Return, Percent		13.05%		(1.16%)
Baron Index: MSCI AC Asia ex Japan IMI Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC Asia ex Japan IMI Growth Index
Average Annual Return, Percent		12.19%		(5.74%)
MSCI AC Asia Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC Asia Index
Average Annual Return, Percent		13.05%		(1.16%)
Baron Index: MSCI AC Asia ex Japan IMI Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC Asia ex Japan IMI Growth Index
Average Annual Return, Percent		12.19%		(5.74%)
MSCI AC Asia Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC Asia Index
Average Annual Return, Percent		13.05%		(1.16%)
Baron Index: MSCI US REIT Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US REIT Index
Average Annual Return, Percent		6.25%				2.68%				4.55%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		24.56%				15.05%				12.86%
Baron Index: MSCI US REIT Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US REIT Index
Average Annual Return, Percent		6.25%				2.68%				4.55%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		24.56%				15.05%				12.86%
Baron Index: MSCI US REIT Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US REIT Index
Average Annual Return, Percent		6.25%				2.68%				4.55%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		24.56%				15.05%				12.86%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		24.56%				15.05%			13.55%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		24.56%				15.05%			13.55%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		24.56%				15.05%			13.55%
Baron Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent		19.38%	4.28%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		24.56%	7.29%
Baron Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent		19.38%	4.28%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		24.56%	7.29%
Baron Index: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent		19.38%	4.28%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		24.56%	7.29%